SHAREHOLDERS' COMPENSATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' COMPENSATION
Dividends of fiscal year 2019	R$ 2,540,567
Dividends of fiscal year 2018	14,809	R$ 1,253,164
Unclaimed dividends	4,760	7,502
Dividends withheld from previous years		44,967
Minimum required dividends of fiscal year 2019	15,080
Total remuneration to shareholders	R$ 2,575,216	R$ 1,305,633
Minimum mandatory dividend (as a percent)	25.00%